Stock Option Plans (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 26, 2015	Apr. 16, 2015	Feb. 07, 2014	May 15, 2006	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Aggregate number of shares issuable under this plan									851,963
Stock based compensation expense					$ 5,917	$ 206,959	$ 362,646	$ 1,169,538	$ 1,413,552	$ 5,917,351
Compensation expense, in lieu of salaries					$ 0	$ 0	$ 227,784	$ 3,796,385
Options issued, in lieu of salaries					138,462	477,456	669,007	3,738,958
Compensation expense, in lieu of fees					$ 0	$ 30,997	$ 66,445	$ 170,678
Options issued, in lieu of fees					0	106,887	1,107,417	945,263
Common stock per share			$ 0.07
Consultants [Member]
Number of shares issued to consultant	25,556
Cashless exercise of a stock option, shares	41,851
Common stock per share	$ 0.155
Number of common stock withheld with aggregate exercise price	16,295
Director [Member]
Compensation expense, in lieu of fees					$ 4,167	$ 37,500	$ 27,778	$ 129,310
Options issued, in lieu of fees					66,667	130,385	1,069,445	681,508
Consultant [Member]
Compensation expense, in lieu of fees					$ 1,750	$ 4,167	$ 0	$ 27,778
Options issued, in lieu of fees					25,000	66,667	0	1,069,445
2006 Stock Incentive Plan [Member]
Aggregate number of shares issuable under this plan				16,521,704
Percentage granted to employees at a price per share				100.00%
Percentage of stock option granted to stockholders				10.00%
Percentage exercise price per share				110.00%
Percentage restricted stock to related parties price per share				100.00%
2006 Stock Incentive Plan [Member] | Minimum [Member]
Aggregate number of shares issuable under this plan				1,456,786
2006 Stock Incentive Plan [Member] | Maximum [Member]
Aggregate number of shares issuable under this plan				17,978,490
2014 Equity Compensation Plan [Member]
Aggregate number of shares issuable under this plan		15,000,000	30,420,148
2014 Equity Compensation Plan and 2006 Stock Incentive Plan [Member]
Percentage granted to employees at a price per share							100.00%
Percentage of stock option granted to stockholders							10.00%
Percentage exercise price per share							110.00%
Percentage restricted stock to related parties price per share							100.00%